Leases (Tables)	6 Months Ended
Mar. 31, 2021
Leases
Schedule of component of lease cost

	For the six months ended
	March 31,
	2021	2020
	(unaudited)	(unaudited)
Operating lease cost	$70,502	$14,255
Short-term lease cost	8,425	—
Total lease cost	$78,927	$14,255

Summary of supplemental balance sheet information related to operating leases

As of
March 31,
2021
Operating lease right-of-use assets	$836,994
Operating lease right-of-use assets – accumulated amortization	(99,772)
Operating lease right-of-use assets – net	$737,222

Operating lease liabilities, current	$145,647
Operating lease liabilities, non-current	577,018
Total operating lease liabilities	$722,665

Summary of maturities of operating lease liabilities

As of
March 31,
Twelve months ending March 31,	2021
2022	$186,923
2023	176,168
2024	64,323
2025	64,323
2026	64,323
Thereafter	275,621
Total future minimum lease payments	831,681
Less: Imputed interest	(109,016)
Total	$722,665